Income taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Currently payable
Federal					$ 148	$ 355	$ 310
State					44	53	36
International					271	82	114
Deferred
Federal					(8)	(127)	(52)
State					(9)	(8)	(2)
International					(125)	(6)	16
Provision for income taxes	$ 45	$ 40	$ 144	$ 202	$ 321	$ 349	$ 422